Inventory (Tables)	12 Months Ended
May 31, 2016
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Course materials in schools	7,383	5,787
Publications in bookstores	16,600	21,516

	23,983	27,303